Financial Risk Factors and Risk Management - Credit Risk Exposure from Cash, Time Deposits, and Debt Securities (Details) - Cash, Time Deposits And Debt Securities - Credit Risk € in Millions	Dec. 31, 2018 EUR (€)
FINANCIAL RISK FACTORS
Weighted-Average Loss Rate	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 7,470
Gross Carrying Amount Credit-Impaired	0
Allowance for doubtful accounts charged to expense	€ (6)
Risk class 1- low risk | AAA - BBB
FINANCIAL RISK FACTORS
Weighted-Average Loss Rate	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 7,406
Gross Carrying Amount Credit-Impaired	0
Allowance for doubtful accounts charged to expense	€ (5)
Risk class 2- high risk | BB - D
FINANCIAL RISK FACTORS
Weighted-Average Loss Rate	(0.00%)
Gross Carrying Amount Not Credit-Impaired	€ 34
Gross Carrying Amount Credit-Impaired	0
Allowance for doubtful accounts charged to expense	€ 0
Unrated Risk [Member]
FINANCIAL RISK FACTORS
Weighted-Average Loss Rate	(3.30%)
Gross Carrying Amount Not Credit-Impaired	€ 30
Gross Carrying Amount Credit-Impaired	0
Allowance for doubtful accounts charged to expense	€ (1)